Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Adirondack Small Cap Fund
Account Value [Line Items]
Accumulated Value	$ 25,064	$ 23,800	$ 20,534	$ 20,389	$ 18,863	$ 16,674	$ 16,115	$ 13,063	$ 15,998	$ 15,390	$ 14,741	$ 9,241	$ 7,579	$ 10,913	$ 11,855	$ 13,838	$ 12,742	$ 13,024	$ 12,239	$ 11,139	$ 10,000
S P 500 Index [Member]
Account Value [Line Items]
Accumulated Value	38,594	38,281	31,912	32,552	29,480	23,874	22,697	19,630	24,599	23,223	21,270	17,863	13,604	15,513	14,625	14,880	13,356	12,620	11,717	10,640	10,000
I Shares Russell [Member]
Account Value [Line Items]
Accumulated Value	24,612	22,758	19,257	21,103	19,896	16,821	16,811	15,632	19,359	19,050	18,825	11,637	9,510	13,680	13,603	14,943	13,579	13,694	12,927	11,349	10,000
Morningstar [Member]
Account Value [Line Items]
Accumulated Value	$ 24,434	$ 23,186	$ 20,430	$ 21,654	$ 20,650	$ 17,295	$ 17,216	$ 15,485	$ 18,939	$ 18,124	$ 17,757	$ 11,046	$ 8,643	$ 12,953	$ 12,960	$ 14,219	$ 13,047	$ 13,046	$ 12,499	$ 11,093	$ 10,000